Share capital and additional paidin capital (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2010
Statement [Line Items]
Common Stock, Shares Issued		20,000
Common Stock, Par Value	0.00005
Ordinary Shares Two [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common Stock, Shares Issued	1,000,000,000
Common Stock, Par Value	0.00005
Common Stock, Increased Value	¥ 50,000
Ordinary Shares One [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common Stock, Shares Issued	1,000,000,000
Common Stock, Par Value	0.00005
Ordinary Shares [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common Stock, Shares Issued	2,000,000,000
Common Stock, Par Value	0.00005
Common Stock, Increased Value	¥ 100,000